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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22691

The First Western Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Elizabeth A. Santen

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

First Western Fixed Income Fund

First Western Short Duration Bond Fund

First Western Short Duration

High Yield Credit Fund

SEMI-ANNUAL REPORT

February 28, 2018

(Unaudited)

FIRST WESTERN FUNDS
Semi-Annual Shareholder Letter
April 24, 2018 (Unaudited)

“Making the Grade”

Fair or unfair, assigning a score or letter grade to one’s efforts has become part of most of our lives. As a student, the importance of the letter grade can impact your education, often emphasizing the attainment of a mark over actual learning. However, this type of grade is typically a quantitative compilation of test and homework scores, which may be preferable to a more qualitative scoring approach. In the financial world, the profits and stock price of a company can serve as a scorecard of management’s success. More difficult, however, is the grading of a government entity as they lack some of the obvious measuring sticks. Naturally, then, an objective attempt to do so should be taken in context, but the importance of assessing the entity remains.

Focusing on the job of the Federal Reserve (the “Fed”) seems a good place to begin. Though one might argue that the White House may be of more importance, Fed policy has been the primary driver of the market for nearly the past decade. As has been argued in prior quarterly pieces (ad nauseam), the emergency measures put into place by the Fed in 2008 and 2009, most importantly its zero interest rate policy and quantitative easing, proved quite important to the eventual recovery of both the markets and the real economy.

Since the past decade has had some very distinct periods, it may make sense to give the Fed a grade for each of three timeframes. During the initial phase, the depths of the Great Recession, the Fed faced enormous challenges and responded with unprecedented monetary stimulus. The introduction of zero interest rate policy (ZIRP) and the unprecedented bond purchasing program (quantitative easing or QE) proved effective in stopping the bleeding, reviving some parts of the financial system, and laying the groundwork for a modest recovery. Shock and awe, creativity, and conviction were required as the world looked to the Fed for leadership. Fortunately, our central bank delivered, earning an “A” during this initial phase.

The interim period, with sluggish growth and low inflation, was marked by two additional rounds of QE, each less effective than its predecessor. Communication was flawed, most noticeably the Taper Tantrum in May 2013, in which the Fed mentioned its intention to reduce its monthly bond purchases. The market was caught off guard and the result was a swift sell off in U.S. Treasuries and subsequent rise in yields. This lengthy middle phase stretched to the eventual QE tapering, which, despite the early warning in 2013, did not actually occur until December 2013 and concluded in late 2014. While the markets overcame the uncertainty and recovered, the confusion caused by this messaging error and the questionable necessity and efficacy of the additional rounds of QE lower the Fed’s mid-period mark. Assuming this period also includes 2015 and 2016, a time in which the domestic economy was well out of the dangerous initial recovery period, the grade should be lowered further due to the Fed’s tentativeness in removing the excessive accommodation that was no longer necessary. In both years, rather than commencing the tightening phase in earnest, the Fed merely raised short-term rates by 25 basis points in December. This perpetuated the cheap money phase and continued to push investors into either riskier asset classes, longer maturities, or both. The economy and markets were healthy enough to withstand further tightening, and the slow moving Fed missed an opportunity to begin rate normalization. Thus, the Fed achieves only a “C” for this middle period.

The third phase, which began in 2017 and has not yet ended, is the meaningful tightening period. Having raised the Fed Funds rate three times in 2017 and commenced the well-defined process of reducing its bloated balance sheet, the Fed illustrated a newfound determination to normalize interest rates. Though long overdue, the Fed excelled at its communication, providing a clear and transparent plan for both rate hikes and balance sheet reduction. Consequently, the initial orderly market reaction was not surprising. With the plan to reduce the Fed’s bond holdings running concurrent to the expansion of the deficit and increase in Treasury issuance, many analysts anticipated a more disorderly bond market. To its credit, the Fed has executed quite well so far. Once the long absent broad market volatility returned with a vengeance in February, though, pundits deemed this change as unusual. However, the only period of atypical market behavior was the prolonged time when equities and bonds were devoid of large swings in value. In fact, the VIX Index spent much of 2017 between 9 and 12, with only a couple minor spikes into the mid-teens. This was highly unusual, especially in the face of interest rate hikes, and the reversion to a more normal volatility range was simply a matter of time.

The return to historical market volatility does not warrant any reduction in the Fed’s grade for the current phase. Instead, an argument can be made that the orderly adjustment has been quite impressive considering the geopolitical environment. From the escalation of tensions with North Korea to the announcements of tariffs on Chinese goods, risk assets have been given ample excuses to take profits.

Following years of market advancement and the achievement of full valuations, equity investors have already been facing the challenge of navigating through the reversal of monetary policy. In addition to the removal of extremely supportive monetary accommodation, the addition of the recent trade disputes has increased investor nervousness and prompted further selling. Furthermore, the retirement of Fed Chair Janet Yellen and the passing of the baton to Jerome Powell could have sparked additional angst. Although new Fed Chair Powell has displayed some differences, notably a very frank approach with less polished responses, the change at the central bank has not had a noticeable market impact. While a final grade for this period cannot be determined until the tightening phase is completed, the Fed has earned a solid “A-” to date.

Thus, based on this analysis, the Fed has earned the overall grade of a “B” so far. Importantly, our scoring was based primarily upon the financial market reaction to the turnaround in monetary policy. As has been discussed in prior communiques, though, the Fed should only be focused upon its dual mandate of full employment and price stability. Following six consecutive months of the unemployment rate registering at an extremely low 4.1%, the full employment goal has been attained. Having adopted an inflation target of 2%, the domestic economy has been running slightly short of that level for quite some time. The Fed’s preferred inflation gauge, the Core PCE Price Index, was most recently reported at 1.6%. Though below that of the target, the tight range of 1.3% to 1.9% that has been established over the past two years is a clear indication that price stability has also been achieved. Judging the Fed’s ability to meet its dual mandate, the Fed has attained a much better mark, likely an “A.”

However, the road ahead is long and littered with many potholes. If economic weaknesses appear, the ability of the Fed to notice the changes and adjust policy in a timely fashion is paramount. A quick trigger following a temporary change in certain economic statistics must also be avoided. With strength in GDP, housing, and employment, as well as modestly higher wages and CPI, the probability of the Fed reacting to this improvement with faster monetary tightening may be the greater risk. Though the Fed’s dot plot continues to indicate three rate hikes in 2018, the March central bank release displayed some upward adjustments by Fed members that nearly pushed the consensus estimate to four tightenings.

Despite the challenges faced by financial markets as the Fed shifts from extremely accommodative monetary policy toward a neutral regime, U.S. economic health should prevail. The strength of corporate profits, buoyed further by the sizable tax cut, provides additional support to the economy. The burgeoning trade spats with China will likely inject some additional market volatility, but its effect on the real economy should be more muted. While much has changed over the past year, the final sentence from our 2017 Q1 economic piece, entitled “High Wire Act,” still rings true: Thus, following a lengthy rally and full valuations in many sectors of the market, and noting the precarious position of the Fed as it faces countervailing forces, volatility should be expected and caution seems warranted.

First Western Fixed Income Fund (FWFIX)

The stability that had defined the financial markets for much of 2017 has been replaced by volatility, and the investor confidence that was so prevalent has transformed into anxiety. With the Fed appearing determined to remove the extreme monetary accommodation that proved so instrumental in supporting markets and reviving the economy, the higher rate environment has been the primary culprit. Although the escalating trade frictions with China have impacted the markets, the underlying economic strength is likely to prevail.

The expectation that solid growth will continue and the Fed’s inflation target will be reached has strengthened the thesis that interest rates should encounter further upward pressure. As such, the short duration strategy and the meaningful underweight allocation in U.S. Treasuries for the First Western Fixed Income Fund has been maintained. While this served shareholders extremely well during the latter half of 2017 and early 2018, the re-emergence of market volatility prompted an increased demand for safe-haven securities, including U.S. Treasuries, which negatively impacted the Fund’s relative performance. Similarly, the Fund was not well prepared for the additional yield curve flattening. Fortunately, Fund performance was buoyed by the additional yield generated from its overweight allocations to corporate bonds and mortgage-backed securities. Though investor uneasiness sparked a modest widening of corporate bond spreads, the strength in corporate profits and health of capital markets should limit the severity of any downturn. During the six months ended February 28, 2018, maintaining a duration target well short of the index and adding value through sector allocation and security selection continued to provide benefits, enabling the Fund to outperform with a net loss of (1.09%) versus the (2.18%) loss for the Bloomberg Barclays Aggregate Bond Index.

First Western Short Duration Bond Fund (FWSBX)

The encouraging economic outlook and the determination of the Fed to continue hiking short-term rates have led to the extreme underweight in U.S. Treasury notes and agency debentures. With their low yields and the expectation for poor performance in a rising rate environment, minimal exposure to these safe-haven bonds was warranted and has generally aided performance in the First Western Short Duration Bond Fund. While the occasional flight-to-safety demand results in strong performance from these government securities, the strategy of generating a significant yield advantage through the overweight allocations in both corporate bonds and mortgage-backed securities continued to prove quite beneficial. As such, the Fund was able to outperform the index during the six months ended February 28, 2018 by reducing the impact of higher short-term rates, falling (0.23%) versus the (0.63%) loss for the ICE Bank of America Merrill Lynch 1-3 Year Corporate & Government Index.

First Western Short Duration High Yield Credit Fund (FWSHX)

The underlying economic strength has bolstered corporate profits, and the recent tax cut will further enhance the outlook for the bottom line. Over the past several years, the heightened demand for yield during the low interest environment served high yield issuers and investors well. The voracious appetite for yield enabled issuers to refinancing upcoming maturities, which, coupled with healthier balance sheets, reduced investor default risk and tightened yield spreads. With high yield bond spreads near their tightest in years, the surge in equity market volatility filtered through to the credit markets. Nervous investors, seeking to shed risk, reduced high yield holdings, often in ETFs, which caused spreads to widen.

In the First Western Short Duration High Yield Credit Fund, the focus on seeking securities that continued to adequately compensate holders for the risk enabled the Fund to minimize the impact from higher rates and wider spreads. However, the growing trade war with China and challenges within the technology bellwether companies proved quite challenging for the sector. Higher-quality high yield bonds, primarily BB-rated issues, came under pressure as rates rose, while the lowest-quality CCC-rated bonds suffered during the periods of investor uneasiness. Heavy mutual fund outflows also negatively impacted the sector. During the six months ended February 28, 2018, the Fund generated a net gain of 1.59%, slightly trailing the 1.61% increase for the ICE BofA Merrill Lynch U.S. Cash Pay High Yield Constrained Index.

FIRST WESTERN FIXED INCOME FUND

Portfolio Information
February 28, 2018 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Bonds, 5.250%, due 02/15/29	1.5%
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1, 6.250%, due 08/25/32	1.3%
FHLMC, Series 3622-WA, 5.500%, due 09/15/39	1.2%
Impac CMB Trust, Series 2007-A-A, floating rate note, 2.120%, due 05/25/37	1.2%
CA, Inc., 4.500%, due 08/15/23	1.2%
Crown Castle International Corporation, 4.000%, due 03/01/27	1.2%
Tennessee Valley Authority, 7.125%, due 05/01/30	1.2%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B, 5.375%, due 11/15/22	1.1%
Magellan Midstream Partners, L.P., 5.000%, due 03/01/26	1.1%
AT&T, Inc., 4.250%, due 03/01/27	1.1%

FIRST WESTERN SHORT DURATION BOND FUND

Portfolio Information
February 28, 2018 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
FHLMC, Series 4361-WA, 3.500%, due 05/15/44	1.4%
Duke Energy Corporation, 2.100%, due 12/15/19	1.2%
Barclays Bank plc, 2.650%, due 01/11/21	1.2%
FHLMC, Pool #J1-2630, 4.000%, due 07/01/25	1.1%
FNMA, Series 2012-3-VA, 4.000%, due 04/25/23	1.1%
Protective Life Corporation, 7.375%, due 10/15/19	1.0%
FNMA, Series 2015-27-MB, 2.000%, due 10/25/44	1.0%
City of Las Vegas, Nevada, 7.750%, due 09/01/29	1.0%
DB Master Finance, LLC, 144A, Series 2015-1A-A2II, 3.980%, due 02/20/45	1.0%
Allergen Funding SCS, 3.000%, due 03/12/20	1.0%

FIRST WESTERN SHORT DURATION
HIGH YIELD CREDIT FUND

Portfolio Information
February 28, 2018 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
Beazer Homes USA, Inc., 8.750%, due 03/15/22	1.6%
KB Home, 7.500%, due 09/15/22	1.6%
AV Homes, Inc., 6.625%, due 05/15/22	1.6%
Northwest Acquisitions ULC/Dominion Finco, Inc., 144A, 7.125%, due 11/01/22	1.6%
Crestwood Midstream Partners, L.P., 6.250%, due 04/01/23	1.6%
First Quantum Materials Ltd., 144A, 7.250%, due 05/15/22	1.6%
Genesis Energy, L.P., 6.750%, due 08/01/22	1.6%
Tribune Media Company, 5.875%, due 07/15/22	1.6%
Drawbridge Special Opportunities Fund, L.P., 144A, 5.000%, due 08/01/21	1.6%
Jack Ohio Finance, LLC, 144A, 10.250%, due 11/15/22	1.6%

FIRST WESTERN FIXED INCOME FUND Schedule of Investments February 28, 2018 (Unaudited)
U.S. TREASURY OBLIGATIONS — 6.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	6.250%	08/15/23	$500,000	$590,449
U.S. Treasury Bonds	2.375%	08/15/24	500,000	488,066
U.S. Treasury Notes	2.250%	11/15/24	500,000	483,184
U.S. Treasury Notes	2.250%	11/15/25	550,000	527,592
U.S. Treasury Notes	1.625%	02/15/26	650,000	593,303
U.S. Treasury Bonds	5.250%	02/15/29	750,000	915,439
Total U.S. Treasury Obligations (Cost $3,784,722)				$3,598,033

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank — 2.0%
Federal Home Loan Bank	2.625%	03/11/22	$300,000	$300,747
Federal Home Loan Bank	2.125%	03/10/23	350,000	340,552
Federal Home Loan Bank	3.250%	03/08/24	535,000	547,398
				1,188,697
Tennessee Valley Authority — 1.2%
Tennessee Valley Authority	7.125%	05/01/30	500,000	691,055

Total U.S. Government Agency Obligations (Cost $1,909,750)				$1,879,752

MORTGAGE-BACKED SECURITIES — 41.1%	Coupon	Maturity	Par Value	Value
Commercial — 31.0%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (a)	5.000%	12/25/33	$228,185	$232,078
Bank of America Funding Corporation, Series 2004-A-3A1 (a)	3.763%	02/25/34	262,282	265,295
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	3.645%	03/20/35	85,128	86,249
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	3.443%	01/25/34	498,791	499,610
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (1MO LIBOR + 68) (a)	2.300%	11/25/34	107,927	107,321
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	15,056	15,273

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 31.0% (Continued)
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2004-RR2-A (H15T1Y + 2.10) (a)	3.283%	05/25/34	$438,980	$447,236
COLT Funding, LLC, 144A, Series 2017-2-A1A	2.415%	10/25/47	539,450	540,375
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	2.820%	11/25/34	420,610	420,129
Countrywide Asset-Backed Certificates, Series 2005-1-AF5A	5.497%	07/25/35	291,707	300,294
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	3.550%	12/19/33	152,964	155,593
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	3.738%	11/25/32	178,627	179,020
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	60,353	61,496
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	96,864	96,125
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (1MO LIBOR + 90) (a)	2.520%	11/25/34	281,499	282,360
Goldman Sachs Alternative Mortgage Products Trust, 144A, Series 2005-SEA2-A1 (1MO LIBOR + 35) (a)	1.970%	01/25/45	45,101	45,122
GSAA Home Equity Trust, Series 2004-11-2A1 (1MO LIBOR + 66) (a)	2.280%	12/25/34	149,810	150,988
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	3.363%	05/19/33	171,909	174,424
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	2.117%	06/19/34	213,640	206,423
Impac CMB Trust, Series 2004-10-4A2 (1MO LIBOR + 94) (a)	2.560%	03/25/35	243,077	236,199
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	2.220%	05/25/35	478,025	473,157

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 31.0% (Continued)
Impac CMB Trust, Series 2007-A-A (1MO LIBOR + 25) (a)	2.120%	05/25/37	$729,163	$714,449
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	4.832%	08/25/33	78,770	80,551
Impac Secured Assets Corporation, Series 2006-1-2A1 (3MO LIBOR + 35) (a)	1.970%	05/25/36	600,230	570,313
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	2.140%	01/25/36	365,591	361,730
JPMorgan Mortgage Trust, Series 2003-A1 (a)	3.102%	10/25/33	349,569	353,210
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	3.096%	02/25/34	307,978	305,746
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	3.090%	06/25/34	296,069	293,779
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	3.354%	12/25/34	115,358	117,958
JPMorgan Mortgage Trust, Series 2013-3-A3 (a)	3.408%	07/25/43	250,174	243,138
JPMorgan Mortgage Trust, 144A, Series 2017-2-A3 (a)	3.499%	05/25/47	495,556	489,968
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (6MO LIBOR + 200) (a)	3.824%	06/26/45	600,000	597,969
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (1MO LIBOR + 56) (a)	2.180%	10/25/34	541,147	523,785
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	4.056%	09/25/33	260,974	254,049
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	204,199	207,781
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	3.722%	05/25/34	314,633	312,425
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	3.782%	12/25/34	608,794	623,794
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A	3.750%	12/25/52	149,414	151,426
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.531%	08/25/35	339,497	351,821

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 31.0% (Continued)
New Residential Mortgage Loan Trust, 144A, Series 2017-3A-A1	4.000%	04/25/57	$502,969	$511,211
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/25/35	255,746	260,704
Sequoia Mortgage Trust, Series 2003-8-A1 (1MO LIBOR + 64) (a)	2.229%	01/20/34	309,903	304,862
Sequoia Mortgage Trust, Series 2004-6-A2 (1MO LIBOR + 56) (a)	2.153%	07/20/34	386,734	365,637
Sequoia Mortgage Trust, Series 2012-3-A2	3.000%	07/25/42	172,809	166,977
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	138,056	132,965
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (a)	3.570%	02/25/34	326,263	328,693
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (1MO LIBOR + 96) (a)	2.580%	08/25/33	193,126	193,934
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (1MO LIBOR + 70) (a)	2.257%	02/19/35	492,527	487,299
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (1MO LIBOR + 70) (a)	2.257%	01/19/34	79,764	77,828
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (1MO LIBOR + 70) (a)	2.257%	12/19/34	338,730	346,651
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	3.897%	01/25/32	65,654	68,068
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	3.897%	01/26/32	55,535	55,450
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	3.292%	03/25/33	259,384	258,632

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 31.0% (Continued)
Structured Asset Securities Corporation, Series 2003-29-3A1 (a)	4.8325%	09/25/33	$372,136	$371,999
Structured Asset Securities Corporation, Series 2003-29-5A2 (a)	5.250%	09/25/33	89,667	90,347
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	108,805	115,281
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	3.126%	08/25/33	170,377	172,266
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	3.234%	08/25/33	619,232	627,260
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	1.995%	02/27/34	204,232	201,608
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13-A-1A3 (1MO LIBOR + 78) (a)	2.400%	10/25/45	532,280	556,366
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1	6.250%	08/25/32	732,140	755,666
Wells Fargo Mortgage-Backed Securities, Series 2003-G-A1 (a)	3.365%	06/25/33	6,459	6,525
Wells Fargo Mortgage-Backed Securities, Series 2003-J-2A7 (a)	3.483%	10/25/33	309,080	313,102
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	3.564%	11/25/33	255,876	260,270
				18,558,260
Federal Home Loan Mortgage Corporation — 5.8%
FHLMC, Series 2999-ND	4.500%	07/15/20	20,813	21,193
FHLMC, Series 2515-UP	5.500%	10/15/22	69,667	72,841
FHLMC, Series 3827-HA	3.500%	11/15/25	202,877	205,628
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	484,967
FHLMC, Series 2569-LD	5.500%	02/15/33	111,483	121,573
FHLMC, Series 3793-UA	4.000%	06/15/33	98,208	100,401
FHLMC, Series 2785-GD	4.500%	10/15/33	860	860

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 5.8% (Continued)
FHLMC, Series 3017-MK	5.000%	12/15/34	$3,151	$3,176
FHLMC, Series 4011-NP	3.000%	07/15/39	48,582	48,501
FHLMC, Series 3919-BG	3.000%	08/15/39	510,791	512,303
FHLMC, Series 3622-WA	5.500%	09/15/39	679,915	734,949
FHLMC, Series 3843-JA	4.000%	04/15/40	91,132	93,618
FHLMC, Series 4017-MA	3.000%	03/15/41	84,172	82,927
FHLMC, Series 4077-AP	4.000%	01/15/42	204,148	207,334
FHLMC, Series 4183-PA	3.500%	01/15/43	235,705	239,006
FHLMC, Series 4769-L	4.000%	06/15/44	545,000	561,180
				3,490,457
Federal National Mortgage Association — 2.7%
FNMA, Series 2003-89-LC	4.500%	09/25/18	3,551	3,568
FNMA, Series 2003-83-PG	5.000%	06/25/23	6,782	6,851
FNMA, Series 2015-M11-A1	2.097%	04/25/25	297,384	293,124
FNMA, Series 2005-80-BA	5.000%	04/25/29	73,533	76,341
FNMA, Series 2009-96-DB	4.000%	11/25/29	349,009	358,012
FNMA, Pool #MA1201	3.500%	10/01/32	328,586	334,545
FNMA, Pool #MA0584	4.500%	10/01/40	55,487	57,294
FNMA, Series 2014-80-KA	2.000%	03/25/44	168,472	154,740
FNMA, Series 2016-89-CG	3.000%	04/25/46	340,282	336,330
FNMA, Series 2011-100-QM	4.000%	10/25/50	458	458
				1,621,263
Government National Mortgage Association — 1.4%
GNMA, Series 2009-104-KA	4.500%	08/16/39	180,075	186,302
GNMA, Series 2011-138-PX	4.000%	06/20/41	53,410	54,459
GNMA, Series 2015-185-P	2.750%	11/20/42	604,405	589,992
				830,753
Small Business Administration — 0.2%
SBA, Series 2009-20A-1	5.720%	01/01/29	102,621	110,280

Total Mortgage-Backed Securities (Cost $24,506,887)				$24,611,013

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MUNICIPAL BONDS — 2.7%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Series 2017-B, Revenue Bond	2.500%	09/02/21	$175,000	$170,756
California State Housing Finance Agency, Revenue Bond	3.650%	08/01/25	650,000	656,643
Florida State Department of Environmental Protection, Series B, Preservation Revenue	6.026%	07/01/21	350,000	365,729
New Jersey State Economic Development Authority, Revenue Bond	3.882%	06/15/19	400,000	404,228
Total Municipal Bonds (Cost $1,581,668)				$1,597,356

ASSET-BACKED SECURITIES — 1.0%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2015-1A-A2II (Cost $598,235)	3.980%	02/20/45	$582,000	$585,876

CORPORATE BONDS — 44.0%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 3.3%
AutoNation, Inc.	3.500%	11/15/24	$645,000	$623,547
eBay, Inc.	3.600%	06/05/27	550,000	532,498
International Game Technology	5.500%	06/15/20	400,000	412,500
QVC, Inc.	5.950%	03/15/43	435,000	419,506
				1,988,051
Consumer Staples — 0.9%
Anheuser-Busch InBev S.A./N.V.	3.300%	02/01/23	550,000	548,479

Energy — 2.0%
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	500,000	505,667
Magellan Midstream Partners, L.P.	5.000%	03/01/26	630,000	679,111
				1,184,778
Financials — 13.8%
Air Lease Corporation	4.250%	09/15/24	570,000	583,970
Aircastle Ltd.	7.625%	04/15/20	250,000	268,750
Ares Capital Corporation	3.625%	01/19/22	565,000	556,681
Ares Capital Corporation	3.500%	02/10/23	135,000	130,851
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	610,000	634,480
Aviation Capital Group, LLC, 144A	3.500%	11/01/27	630,000	594,407

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
CORPORATE BONDS — 44.0% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 13.8% (Continued)
Bank of America Corporation	4.250%	10/22/26	$650,000	$655,200
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	555,000	565,463
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	600,000	617,490
Fidelity National Information Services, Inc.	3.000%	08/15/26	650,000	608,431
Icahn Enterprises, L.P.	6.250%	02/01/22	400,000	406,000
International Lease Finance Corporation	4.625%	04/15/21	475,000	490,719
Morgan Stanley	4.000%	07/23/25	595,000	602,652
Park Aerospace Holdings Ltd., 144A	4.500%	03/15/23	300,000	289,500
Raymond James Financial, Inc.	3.625%	09/15/26	625,000	610,469
SVB Financial Group	3.500%	01/29/25	625,000	610,034
				8,225,097
Health Care — 3.9%
Actavis Funding SCS	3.450%	03/15/22	625,000	623,603
Celgene Corporation	3.900%	02/20/28	650,000	639,238
Fresenius Medical Care U.S. Finance II, Inc., 144A	4.750%	10/15/24	550,000	575,603
HCA Healthcare, Inc.	5.250%	06/15/26	500,000	512,500
				2,350,944
Industrials — 3.4%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	654,600	680,784
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	454,953	472,014
United Airlines, Inc., Series 2016-1B	3.650%	07/07/27	635,000	623,197
US Airways, Inc. Pass-Through Certificates, Series 2012-2A	4.625%	12/03/26	239,306	248,879
				2,024,874
Information Technology — 4.2%
Activison Blizzard, Inc.	3.400%	09/15/26	655,000	637,523
Autodesk, Inc.	4.375%	06/15/25	600,000	614,105
Baidu, Inc.	3.000%	06/30/20	560,000	557,676
CA, Inc.	4.500%	08/15/23	673,000	695,008
				2,504,312

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
CORPORATE BONDS — 44.0% (Continued)	Coupon	Maturity	Par Value	Value
Materials — 4.5%
ArcelorMittal (b)	6.500%	02/25/22	$610,000	$663,375
Martin Marietta Materials, Inc.	3.500%	12/15/27	600,000	576,338
Olin Corporation	5.500%	08/15/22	325,000	338,000
Packaging Corporation of America	3.400%	12/15/27	550,000	532,293
Westlake Chemical Corporation	3.600%	08/15/26	615,000	598,775
				2,708,781
Real Estate — 4.1%
American Campus Communities, Inc.	4.125%	07/01/24	660,000	670,254
AvalonBay Communities, Inc.	3.500%	11/15/24	600,000	602,790
Crown Castle International Corporation	4.000%	03/01/27	700,000	692,578
Healthcare Trust of America Holdings, L.P.	3.700%	04/15/23	500,000	500,404
				2,466,026
Telecommunication Services — 3.9%
AT&T, Inc.	4.250%	03/01/27	675,000	677,276
CBS Corporation	2.900%	01/15/27	625,000	570,476
Charter Communications Operating, LLC	4.464%	07/23/22	470,000	480,873
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	609,375	610,898
				2,339,523

Total Corporate Bonds (Cost $26,686,817)				$26,340,865

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MONEY MARKET FUNDS — 1.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.29% (c) (Cost $1,077,151)	1,077,151	$1,077,151

Total Investments at Value — 99.8% (Cost $60,145,230)		$59,690,046

Other Assets in Excess of Liabilities — 0.2%		137,652

Net Assets — 100.0%		$59,827,698

144A - This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $7,871,467 as of February 28, 2018, representing 13.2% of net assets (Note 9).

LIBOR - London Interbank Offered Rate. H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year. COF 11 - Cost of funds for the 11th District of San Francisco.
(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of February 28, 2018.
See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments February 28, 2018 (Unaudited)
U.S. TREASURY OBLIGATIONS — 0.7%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	1.250%	04/30/19	$500,000	$494,883
U.S. Treasury Bonds	1.500%	05/15/20	350,000	343,861
Total U.S. Treasury Obligations (Cost $850,480)				$838,744

MORTGAGE-BACKED SECURITIES — 44.4%	Coupon	Maturity	Par Value	Value
Commercial — 21.4%
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1MO LIBOR + 120) (a)	2.820%	10/25/34	$278,619	$284,262
ACE Securities Corporation, Series 2003-NC1-A2A (1MO LIBOR + 84) (a)	2.460%	07/25/33	234,621	208,992
Adjustable Rate Mortgage Trust, Series 2005-3 (1MO LIBOR + 32) (a)	1.940%	07/25/35	199,573	198,994
Adjustable Rate Mortgage Trust, Series 2005-3-8A2 (1MO LIBOR + 24) (a)	1.860%	07/25/35	158,695	158,762
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.750%	12/25/35	61,163	62,972
American Home Mortgage Investment Trust, Series 2004-3-6A1 (b)	4.820%	10/25/34	214,792	217,868
American Home Mortgage Investment Trust, Series 2005-1-5A1 (1MO LIBOR + 200) (a)	3.824%	06/25/45	38,886	39,065
Argent Securities, Inc., Series 2004-W10-A2 (1MO LIBOR + 78) (a)	2.400%	10/25/34	764,864	761,233
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	3.645%	03/20/35	356,880	361,580
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (1MO LIBOR + 68) (a)	2.300%	11/25/34	20,236	20,123
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	6,775	6,873
CIT Equipment Collateral, 144A, Series 2014-VT1C	2.650%	10/20/22	750,000	750,945

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 44.4% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 21.4% (Continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A1 (H15T1Y + 2.10) (a)	3.409%	09/25/35	$433,298	$438,527
COLT Funding, LLC, 144A, Series 2017-2-A1A	2.415%	10/25/47	995,908	997,616
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	2.820%	11/25/34	429,443	428,951
Countrywide Home Loans, Inc., Series 2003-15-2A1	5.000%	06/25/18	39,222	28,273
Countrywide Home Loans, Inc., Series 2004-J7	5.000%	09/25/19	80,102	80,635
Countrywide Home Loans, Inc., Series 2004-6-2A5 (1MO LIBOR + 78) (a)	2.400%	11/25/34	517,375	513,302
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	09/25/19	199,666	199,174
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-2A1 (a)	3.544%	03/25/34	787,703	804,799
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	3.432%	09/25/34	606,936	606,220
Credit Suisse First Boston Mortgage Securitization, Series 2005-6-1A2 (1MO LIBOR + 27) (a)	1.890%	07/25/35	30,668	30,571
Credit Suisse Mortgage Trust, Series 2009-14R-2A1	5.000%	06/26/37	170,126	170,575
Equity One ABS, Inc., Series 2002-4-AVI (1MO LIBOR + 58) (a)	2.200%	02/25/33	82,795	82,764
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	79,428	78,822
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (1MO LIBOR + 90) (a)	2.520%	11/25/34	132,858	133,264
Goldman Sachs Alternative Mortgage Products Trust, 144A, Series 2005-SEA2-A1 (1MO LIBOR + 35) (a)	1.970%	01/25/45	121,768	121,827

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 44.4% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 21.4% (Continued)
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	3.405%	10/25/33	$126,544	$130,177
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1	5.500%	09/25/34	85,049	86,253
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (1MO LIBOR + 50) (a)	2.120%	06/25/35	153,497	146,356
GSAA Home Equity Trust, Series 2004-11-2A1 (1MO LIBOR + 66) (a)	2.280%	12/25/34	326,858	329,429
GSR Mortgage Loan Trust, Series 2004-6F-4A1	5.000%	03/25/19	7,971	8,004
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	647,233	666,088
GSR Mortgage Loan Trust, Series 2005-AR6-1 (a)	3.578%	09/25/35	122,851	126,166
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	2.117%	06/19/34	122,080	117,956
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	2.220%	05/25/35	325,187	321,876
Impac CMB Trust, Series 2007-A-A (1MO LIBOR + 25) (a)	2.120%	05/25/37	382,944	375,217
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	2.140%	01/25/36	628,947	622,305
JPMorgan Mortgage Trust, Series 2003-A1-4A5	3.077%	10/25/33	204,563	203,227
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (a)	3.499%	05/25/47	868,015	868,863
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (6MO LIBOR + 200) (a)	3.824%	06/26/45	1,000,000	996,616
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (a)	3.620%	04/21/34	410,843	420,664
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	3.431%	07/25/34	529,131	532,875
Master Seasoned Securitization Trust, Series 2005-1-1A1 (a)	6.323%	09/25/32	834,939	899,623

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 44.4% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 21.4% (Continued)
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	$672,143	$696,550
MASTR Asset Securitization Trust, Series 2004-8-3A1 (a)	5.250%	08/25/19	150,871	152,585
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	167,769	170,029
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	994,348	1,006,179
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (1MO LIBOR + 68) (a)	2.300%	04/25/28	119,685	115,165
Morgan Stanley Capital, Inc., Series 2004-SD2-A (1MO LIBOR + 90) (a)	2.520%	04/25/34	49,432	49,080
Mortgage IT Trust, Series 2004-2-M1 (1MO LIBOR + 82.5) (a)	2.445%	12/25/34	365,873	336,342
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A	3.750%	12/25/52	971,193	984,268
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.531%	08/25/35	743,499	770,488
New Residential Mortgage Loan Trust, 144A, Series 2017-3A-A1	4.000%	04/25/57	937,738	953,105
Option One Mortgage Loan Trust, Series 2005-1-A1A (1MO LIBOR + 50) (a)	2.120%	02/25/35	83,379	83,350
Orange Lake Timeshare Trust, 144A, Series 2012-AA-A (a)	3.450%	03/10/27	41,087	41,140
Provident Funding Mortgage Loan Trust, Series 2003-1-A (1YCMT + 275) (a)	3.321%	08/25/33	422,808	425,966
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	3.492%	05/25/35	221,222	216,490
Residential Asset Mortgage Products, Inc., Series 2004-RS12-AI6 (a)	4.547%	12/25/34	261	262
Residential Asset Securities Corporation, Series 2003-KS10-AI6	4.540%	12/25/33	14,616	14,918
Sequoia Mortgage Trust, Series 2012-1-2A1	3.474%	01/25/42	406,658	397,966

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 44.4% (Continued)	Coupon		Maturity	Par Value	Value
Commercial — 21.4% (Continued)
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	%	09/25/42	$128,424	$123,688
Soundview Home Equity Loan Trust, Series 2003-2-A2 (1MO LIBOR + 130) (a)	2.920%	%	11/25/33	921,779	938,029
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	3.498%	%	09/25/34	178,156	177,802
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (1MO LIBOR + 96) (a)	2.580%	%	08/25/33	289,690	290,901
Structured Asset Investment Loan Trust, Series 2003-BC9-3A3 (1MO LIBOR + 70) (a)	2.320%	%	08/25/33	104,610	104,881
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1A1 (1MO LIBOR + 60) (a)	2.157%	%	07/19/34	461,385	455,427
Structured Asset Securities Corporation, Series 2003-29-5A2	5.250%	%	09/25/33	164,459	165,706
Structured Asset Securities Corporation, Series 2003-34A-3A4 (1MO LIBOR + 36) (a)	3.464%	%	11/25/33	367,665	369,591
Structured Asset Securities Corporation, Series 2004-GEL3-A (1MO LIBOR + 96) (a)	2.580%	%	08/25/34	174,975	173,639
Vendee Mortgage Trust, Series 2010-1-DA	4.250%	%	02/15/35	444,316	453,227
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	3.126%	%	08/25/33	203,094	205,347
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	3.234%	%	08/25/33	272,276	275,806
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	1.995%	%	02/27/34	58,352	57,602

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 44.4% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 21.4% (Continued)
Wells Fargo Mortgage-Backed Securities, Series 2005-2-2A1	4.750%	04/25/20	$58,844	$59,557
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	3.564%	11/25/33	383,814	390,404
Wells Fargo Mortgage-Backed Securities, Series 2003-0-5A1 (a)	3.595%	01/25/34	451,013	463,337
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	3.466%	07/25/34	50,831	52,141
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (a)	3.466%	07/25/34	1,224,967	1,256,518
Wells Fargo Mortgage-Backed Securities, Series 2005-AR10-2A2 (a)	3.566%	06/25/35	356,271	365,199
Wells Fargo Mortgage-Backed Securities, Series 2006-AR8-1A3 (a)	3.572%	04/25/36	239,977	238,203
				27,669,572
Federal Home Loan Mortgage Corporation — 9.4%
FHLMC, Pool #J1-2630	4.000%	07/01/25	1,421,883	1,480,097
FHLMC, Series 3970-HA	3.000%	02/15/26	245,698	246,564
FHLMC, Series 3810 NB	4.000%	12/15/28	625,000	640,256
FHLMC, Series 2580-PY	4.000%	03/15/33	203,493	203,892
FHLMC, Series 4529-HA	3.000%	07/15/36	498,994	495,341
FHLMC, Series 3747-HK	2.500%	07/15/37	1,044,717	1,044,698
FHLMC, Series 3837-JA	4.000%	05/15/38	3,503	3,542
FHLMC, Series 3835-BA	4.000%	08/15/38	227,724	232,801
FHLMC, Series 3687-CB	2.500%	11/15/38	637,762	632,363
FHLMC, Series 4348-ME	2.500%	06/15/39	459,908	454,552
FHLMC, Series 3597-LH	4.500%	07/15/39	542,730	564,183
FHLMC, Series 3919 BG	3.000%	08/15/39	1,261,016	1,264,749
FHLMC, Series 4219-JA	3.500%	08/15/39	264,103	268,815
FHLMC, Series 4532-YA	3.500%	10/15/41	533,767	541,765
FHLMC, Series 4417-HD	2.250%	11/15/41	679,323	659,529
FHLMC, Series 4312-GA	2.500%	12/15/41	399,740	389,679
FHLMC, Series 4526-PJ	3.000%	01/15/42	1,181,412	1,154,842
FHLMC, Series 4361-WA	3.500%	05/15/44	1,779,845	1,800,507
				12,078,175

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 44.4% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 9.2%
FNMA, Series 2011-102-VA	3.500%	01/25/23	$669,821	$673,714
FNMA, Series 2012-3-VA	4.000%	04/25/23	1,324,751	1,358,866
FNMA, Series 2003-48-TC	5.000%	06/25/23	115,145	119,776
FNMA, Series 2010-112-CY	4.000%	10/25/25	715,672	733,813
FNMA, Pool #AL4309	4.000%	10/01/28	930,304	978,102
FNMA, Series 2005-80-BA	5.000%	04/25/29	257,365	267,193
FNMA, Series 2004-9-DH	4.000%	06/25/33	28,523	28,647
FNMA, Series 2005-109PC	6.000%	12/25/35	254,628	274,441
FNMA, Series 2013-53-CL	3.000%	06/25/37	432,250	434,568
FNMA, Series 2013-62-QA	3.000%	06/25/37	444,679	445,294
FNMA, Series 2008-17-PA	4.500%	10/25/37	394,601	410,781
FNMA, Series 2008-49-PA	5.000%	04/25/38	348,584	366,139
FNMA, Series 2010-152-DA	3.000%	05/25/39	222,099	222,756
FNMA, Series 2011-15-W (a)	3.515%	06/25/39	319,654	324,284
FNMA, Series 2009-94-DA	4.500%	10/25/39	866,265	902,814
FNMA, Series 2010-135-EA	3.000%	01/25/40	623,460	620,843
FNMA, Series 2010-109-N	3.000%	10/25/40	583,355	577,580
FNMA, Series 2012-102-PA	4.500%	03/25/41	262,836	266,936
FNMA, Series 2015-55-QA	3.500%	10/25/42	798,052	805,928
FNMA, Series 2012-136-PD	2.500%	11/25/42	413,029	406,261
FNMA, Series 2014-80-KA	2.000%	03/25/44	396,404	364,094
FNMA, Series 2015-27-MB	2.000%	10/25/44	1,406,605	1,333,939
				11,916,769
Government National Mortgage Association — 4.2%
GNMA, Pool #GN615735	5.000%	07/15/23	196,744	210,314
GNMA, Series 2012-3-LA	3.500%	03/20/38	792,017	802,363
GNMA, Series 2011-82-EH	2.000%	09/20/38	270,101	267,902
GNMA, Series 2010-10-NH	4.000%	12/20/38	142,084	145,003
GNMA, Series 2010-53-PA	4.000%	04/20/39	395,603	402,416
GNMA, Series 2010-115-HW	3.500%	05/20/39	140,382	140,707
GNMA, Series 2011-26-PA	4.000%	07/20/40	876,851	892,927
GNMA, Series 2012-10-LD	3.000%	07/20/40	437,585	440,290
GNMA, Series 2010-144PA	3.000%	09/16/40	387,132	389,430
GNMA, Series 2015-18-PA	3.000%	04/20/43	954,157	954,111
GNMA, Series 2014-184-ED	3.000%	12/20/43	794,998	795,582
				5,441,045

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 44.4% (Continued)	Coupon	Maturity	Par Value	Value
Small Business Administration — 0.2%
SBA, Series 2002-20K	5.080%	11/01/22	$80,931	$83,564
SBA, Series 2007-20K-1	5.510%	11/01/27	113,273	118,630
				202,194

Total Mortgage-Backed Securities (Cost $57,742,633)				$57,307,755

MUNICIPAL BONDS — 3.5%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Series 2017-B, Revenue Bond	2.250%	09/02/20	$840,000	$823,679
City of Las Vegas, Nevada	7.750%	09/01/29	1,230,000	1,325,153
Contra Costa County, California, Redevelopment Agency, Tax Allocation, Series B	1.750%	08/01/20	750,000	733,298
New Jersey State Economic Development Authority, Revenue Bond	3.882%	06/15/19	1,120,000	1,131,838
San Francisco City & County Redevelopment Agency, Revenue Bond	2.193%	08/01/19	495,000	491,401
Total Municipal Bonds (Cost $4,541,811)				$4,505,369

ASSET-BACKED SECURITIES — 1.0%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2015-1A-A2II (Cost $1,351,014)	3.980%	02/20/45	$1,314,350	$1,323,104

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
CORPORATE BONDS — 47.6%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 4.1%
AutoNation, Inc.	5.500%	02/01/20	$1,140,000	$1,187,476
Choice Hotel International, Inc.	5.700%	08/28/20	780,000	819,000
D.R. Horton, Inc.	4.000%	02/15/20	1,000,000	1,021,598
Hyatt Hotels Corporation, 144A	6.875%	08/15/19	1,000,000	1,055,368
International Game Technology	5.500%	06/15/20	500,000	515,625
QVC, Inc.	3.125%	04/01/19	741,000	740,696
				5,339,763
Consumer Staples — 1.4%
Alimentation Couche-Tard, Inc., 144A	2.350%	12/13/19	890,000	882,461
Constellation Brands, Inc.	2.250%	11/06/20	975,000	955,538
				1,837,999
Energy — 3.8%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	929,000	931,916
Enable Midstream Partners, L.P.	2.400%	05/15/19	223,000	220,928
EnLink Midstream Partners, L.P.	2.700%	04/01/19	900,000	894,699
EQT Corporation	8.125%	06/01/19	1,003,000	1,065,076
Kinder Morgan, Inc.	5.300%	09/15/20	1,045,000	1,095,848
Magellan Midstream Partners, L.P.	6.550%	07/15/19	593,000	622,015
Spectra Energy Capital	5.650%	03/01/20	33,000	34,478
				4,864,960
Financials — 17.4%
Air Lease Corporation	2.125%	01/15/20	845,000	833,098
Aircastle Ltd.	7.625%	04/15/20	500,000	537,500
Ally Financial, Inc.	4.125%	03/30/20	655,000	659,913
Ameriprise Financial, Inc.	7.300%	06/28/19	760,000	805,474
Ares Capital Corporation	3.875%	01/15/20	1,210,000	1,221,724
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	910,000	972,656
Aviation Capital Group Corporation, 144A	7.125%	10/15/20	775,000	850,664
Bank of America Corporation	2.151%	11/09/20	1,250,000	1,223,667
Bank One Corporation (b)	8.530%	03/01/19	450,000	475,472
Barclays Bank plc	2.650%	01/11/21	1,500,000	1,480,363
Citizens Bank, N.A.	2.250%	10/30/20	545,000	535,300
Discover Financial Services	10.250%	07/15/19	950,000	1,035,903
Fidelity National Information Services, Inc.	3.625%	10/15/20	1,000,000	1,014,318
First Horizon National Corporation	3.500%	12/15/20	720,000	726,803
Ford Motor Credit Company, LLC	3.470%	04/05/21	1,250,000	1,244,726
Goldman Sachs Group, Inc.	2.600%	04/23/20	1,000,000	992,191
Icahn Enterprises, L.P.	6.000%	08/01/20	790,000	805,405

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
CORPORATE BONDS — 47.6% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 17.4% (Continued)
International Lease Finance Corporation	6.250%	05/15/19	$750,000	$777,947
JP Morgan Chase & Company	2.550%	10/29/20	500,000	495,252
Legg Mason, Inc.	2.700%	07/15/19	1,185,000	1,181,997
Morgan Stanley	2.800%	06/16/20	750,000	747,624
Park Aerospace Holdings Ltd., 144A	3.625%	03/15/21	700,000	673,750
Protective Life Corporation	7.375%	10/15/19	1,250,000	1,337,587
Standard Chartered plc, 144A	2.100%	08/19/19	1,000,000	988,756
SVB Financial Group	5.375%	09/15/20	807,000	854,708
				22,472,798
Health Care — 4.1%
Allergan Funding SCS	3.000%	03/12/20	1,295,000	1,294,102
Celgene Corporation	2.875%	02/19/21	1,170,000	1,164,166
Fresenius Medical Care U.S. Finance II, Inc., 144A	5.625%	07/31/19	535,000	553,940
Fresenius Medical Care U.S. Finance II, Inc., 144A	4.125%	10/15/20	500,000	509,715
HCA Healthcare, Inc.	6.500%	02/15/20	780,000	822,900
Humana, Inc.	2.500%	12/15/20	385,000	379,829
McLaren Health Care Corporation	1.964%	05/15/18	600,000	598,705
				5,323,357
Industrials — 4.0%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	425,000	430,942
America West Airlines Pass-Through Certificates, Series 2000-1	8.057%	07/02/20	25,184	27,761
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	909,906	944,028
Continental Airlines Pass-Through Certificates, Series 1998-3A1	6.820%	05/01/18	15,731	15,849
Continental Airlines Pass-Through Certificates, Series 1999-1A	6.545%	08/02/20	34,400	35,647
Continental Airlines Pass-Through Certificates, Series 2000-1A1	8.048%	11/01/20	72,481	77,374
Continental Airlines Pass-Through Certificates, Series 2009-2A	7.250%	05/10/21	951,445	1,015,915

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
CORPORATE BONDS — 47.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 4.0% (Continued)
Continental Airlines Pass-Through Certificates, Series 2000-2A1	7.707%	10/02/22	$726,160	$786,068
Continental Airlines Pass-Through Certificates, Series 2001-1A1	6.703%	12/15/22	76,920	83,074
Delta Air Lines Pass-Through Certificates, Series 2009-1A	7.750%	12/17/19	214,921	229,192
Ryder Systems, Inc.	2.875%	09/01/20	1,100,000	1,096,346
US Airways, Inc. Pass-Through Certificates, Series 2001-1G	7.076%	03/20/21	369,135	391,283
				5,133,479
Information Technology — 4.1%
Autodesk, Inc.	3.125%	06/15/20	1,025,000	1,027,460
Baidu, Inc.	3.000%	06/30/20	765,000	761,825
Broadcom Corporation	2.375%	01/15/20	1,000,000	987,720
CA, Inc.	5.375%	12/01/19	1,014,000	1,055,650
Dell, Inc., 144A	3.480%	06/01/19	870,000	875,518
Juniper Networks, Inc.	3.125%	02/26/19	515,000	516,447
				5,224,620
Materials — 2.2%
ArcelorMittal (b)	5.500%	08/05/20	700,000	727,300
E.I. du Pont de Nemours and Company	2.200%	05/01/20	400,000	395,367
Georgia-Pacific, LLC, 144A	2.539%	11/15/19	880,000	876,264
LyondellBasell Industries N.V.	5.000%	04/15/19	502,000	511,736
Packaging Corporation of America	2.450%	12/15/20	375,000	369,658
				2,880,325
Real Estate — 1.3%
American Campus Communities, Inc.	3.350%	10/01/20	665,000	671,890
Digital Realty Trust, L.P.	5.875%	02/01/20	937,000	983,240
				1,655,130
Telecommunication Services — 4.0%
American Tower Corporation	3.400%	02/15/19	525,000	527,536
American Tower Corporation	2.800%	06/01/20	535,000	531,992
AT&T, Inc.	5.200%	03/15/20	1,025,000	1,071,497
Crown Castle Towers, LLC, 144A	4.883%	08/15/40	1,200,000	1,241,069

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
CORPORATE BONDS — 47.6% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services — 4.0% (Continued)
SBA Tower Trust, 144A	2.240%	04/15/43	$215,000	$215,000
SBA Tower Trust	2.898%	10/15/44	465,000	466,356
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	1,171,875	1,174,804
				5,228,254
Utilities — 1.2%
Duke Energy Corporation	2.100%	12/15/19	1,500,000	1,492,586

Total Corporate Bonds (Cost $62,055,368)				$61,453,271

MONEY MARKET FUNDS — 3.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.29% (c) (Cost $4,138,498)	4,138,498	$4,138,498

Total Investments at Value — 100.4% (Cost $130,679,804)		$129,566,741

Liabilities in Excess of Other Assets — (0.4%)		(462,392)

Net Assets — 100.0%		$129,104,349

144A - This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $18,451,557 as of February 28, 2018, representing 14.3% of net assets (Note 9).

LIBOR - London Interbank Offered Rate.
H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
COF 11 - Cost of funds for the 11th District of San Francisco.
1YCMT - Weekly average yield on U.S. Treasury note adjusted to constant maturity of 1 year.

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of February 28, 2018.
See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments February 28, 2018 (Unaudited)
CORPORATE BONDS — 97.0%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 20.0%
APX Group Holdings, Inc.	8.750%	12/01/20	$700,000	$705,250
Ashton Woods USA, LLC, 144A	6.875%	02/15/21	700,000	708,750
AV Homes, Inc.	6.625%	05/15/22	700,000	722,750
Beazer Homes USA, Inc.	8.750%	03/15/22	683,000	737,640
CEC Entertainment, Inc.	8.000%	02/15/22	700,000	679,000
International Game Technology	5.500%	06/15/20	605,000	623,906
Jack Ohio Finance, LLC, 144A	10.250%	11/15/22	650,000	711,750
Jo-Ann Stores Holdings, Inc., 144A	9.750%	10/15/19	250,000	247,500
KB Home	7.500%	09/15/22	655,000	729,506
MGM Resorts International	6.625%	12/15/21	520,000	561,886
NCL Corporation Ltd., 144A	4.750%	12/15/21	600,000	612,750
Rivers Pittsburgh Borrower, L.P., 144A	6.125%	08/15/21	700,000	663,250
Sonic Automotive, Inc.	5.000%	05/15/23	650,000	622,375
Weekly Homes, LLC	6.000%	02/01/23	650,000	656,500
				8,982,813
Consumer Staples — 2.6%
Ingles Markets Inc.	5.750%	06/15/23	700,000	693,000
Wells Enterprises, Inc., 144A	6.750%	02/01/20	467,000	475,173
				1,168,173
Energy — 14.5%
Crestwood Midstream Partners, L.P.	6.250%	04/01/23	700,000	721,000
Enviva Partners, L.P.	8.500%	11/02/21	600,000	630,750
Genesis Energy, L.P.	6.750%	08/01/22	700,000	719,250
Newfield Exploration Company	5.750%	01/30/22	600,000	633,000
Oasis Petroleum, Inc.	6.875%	01/15/23	600,000	612,000
Peabody Securities Finance Corporation, 144A	6.000%	03/31/22	575,000	589,375
Rose Rock Midstream, L.P.	5.625%	07/15/22	700,000	693,000
SM Energy Company	6.1255	11/15/22	650,000	656,500
Ultra Resources, Inc., 144A	6.875%	04/15/22	700,000	635,250
Unit Corporation	6.625%	05/15/21	600,000	595,500
				6,485,625
Financials — 20.2%
Ace Cash Express, Inc., 144A	12.000%	12/15/22	600,000	651,000
Credit Acceptance Corporation	7.375%	03/15/23	650,000	679,250
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	700,000	713,196
Fly Leasing Ltd.	6.375%	10/15/21	550,000	572,000
goeasy Ltd., 144A	7.875%	11/01/22	610,000	648,888

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)
CORPORATE BONDS — 97.0% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 20.2% (Continued)
Icahn Enterprises, L.P.	6.250%	02/01/22	$600,000	$609,000
iStar, Inc.	6.000%	04/01/22	700,000	703,500
Jefferies Finance, LLC	6.875%	04/15/22	605,000	605,000
Ladder Capital Finance Holdings, LLLP, 144A	5.875%	08/01/21	610,000	622,200
Oxford Finance, LLC, 144A	6.375%	12/15/22	600,000	609,000
Park Aerospace Holdings Ltd., 144A	4.500%	03/15/23	700,000	675,500
Prime Securities Service Borrower, LLC, 144A	9.250%	05/15/23	600,000	653,250
Prospect Capital Corporation	4.950%	07/15/22	700,000	697,996
Stearns Holdings, LLC, 144A	9.375%	08/15/20	615,000	633,450
				9,073,230
Health Care — 9.2%
Halyard Health, Inc.	6.250%	10/15/22	650,000	668,688
HCA, Inc.	6.250%	02/15/21	600,000	631,500
Kinetic Concepts, Inc., 144A	12.500%	11/01/21	605,000	682,137
Mallinckrodt Finance S.B., 144A	5.750%	08/01/22	500,000	442,500
Select Medical Corporation	6.375%	06/01/21	550,000	560,945
Tenet Healthcare Corporation, 144A	8.125%	04/01/22	500,000	527,500
Universal Hospital Services, Inc.	7.625%	08/15/20	600,000	606,000
				4,119,270
Industrials — 5.1%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	550,000	557,689
GFL Environmental, Inc., 144A	5.625%	05/01/22	615,000	627,300
Shape Technologies Group, 144A	7.625%	02/01/20	550,000	561,000
XPO Logistics, Inc., 144A	6.500%	06/15/22	525,000	545,344
				2,291,333
Information Technology — 5.2%
BCP Singapore VI Cayman Financing Company, 144A (a)	8.000%	04/15/21	400,000	382,000
Dell, Inc., 144A	5.875%	06/15/21	550,000	562,375
DynCorp International, Inc.	11.875%	11/30/20	680,062	710,665
Exela Intermediate, LLC, 144A	10.000%	07/15/23	655,000	652,544
				2,307,584
Materials — 6.4%
Ardagh Packaging Finance plc, 144A	4.250%	09/15/22	600,000	597,750
FBM Finance, Inc., 144A	8.250%	08/15/21	650,000	685,750

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)
CORPORATE BONDS — 97.0% (Continued)	Coupon	Maturity	Par Value	Value
Materials — 6.4% (Continued)
First Quantum Minerals Ltd., 144A	7.250%	05/15/22	$700,000	$721,000
Mercer International, Inc.	7.750%	12/01/22	137,000	144,877
Northwest Acquisitions ULC/Dominion Finco, Inc., 144A	7.125%	11/01/22	700,000	722,680
				2,872,057
Telecommunication Services — 13.8%
Cablevision Systems Corporation	5.875%	09/15/22	600,000	600,000
Cequel Communications Holdings I, LLC, 144A	5.125%	12/15/21	600,000	597,750
Clear Channel International BV, 144A	8.750%	12/15/20	600,000	627,000
Digicel Group Ltd., 144A	8.250%	09/30/20	700,000	656,250
Frontier Communications Corporation	8.750%	04/15/22	700,000	551,250
Hughes Satellite Systems Corporation	7.625%	06/15/21	500,000	538,125
Radio One, Inc., 144A	7.375%	04/15/22	700,000	701,750
SBA Communications Corporation, 144A	4.000%	10/01/22	600,000	588,000
Sprint Communications	6.000%	11/15/22	600,000	592,500
Tribune Media Company	5.875%	07/15/22	700,000	714,000
				6,166,625

Total Corporate Bonds (Cost $43,443,593)				$43,466,710

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)
MONEY MARKET FUNDS — 1.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.29% (b) (Cost $686,829)	686,829	$686,829

Total Investments at Value — 98.5% (Cost $44,130,422)		$44,153,539

Other Assets in Excess of Liabilities — 1.5%		664,053

Net Assets — 100.0%		$44,817,592

144A - This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $21,288,601 as of February 28, 2018, representing 47.5% of net assets (Note 9).

(a)	Illiquid security. Total value of illiquid securities held as of February 28, 2018 was $382,000, representing 0.9% of net assets.
(b)	The rate shown is the 7-day effective yield as of February 28, 2018.
See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST Statements of Assets and Liabilities February 28, 2018 (Unaudited)
	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
ASSETS
Investments in securities:
At amortized cost	$60,145,230	$130,679,804	$44,130,422
At value (Note 2)	$59,690,046	$129,566,741	$44,153,539
Cash	—	21,427	—
Receivable for capital shares sold	528	121,364	—
Dividends and interest receivable	383,027	837,671	744,880
Other assets	17,114	14,434	14,630
TOTAL ASSETS	60,090,715	130,561,637	44,913,049

LIABILITIES
Dividends payable	60,697	89,201	63,745
Payable for capital shares redeemed	175,990	56,952	1,736
Payable for investment securities purchased	—	1,249,850	—
Payable to Adviser (Note 4)	5,165	28,789	13,799
Payable to administrator (Note 4)	10,362	16,412	9,257
Other accrued expenses	10,803	16,084	6,920
TOTAL LIABILITIES	263,017	1,457,288	95,457

NET ASSETS	$59,827,698	$129,104,349	$44,817,592

Net assets consist of:
Paid-in capital	$60,305,185	$131,208,858	$44,530,743
Accumulated net investment income	6,740	11,210	6,117
Accumulated net realized gains (losses) from investment transactions	(29,043)	(1,002,656)	257,615
Net unrealized appreciation (depreciation) on investments	(455,184)	(1,113,063)	23,117
NET ASSETS	$59,827,698	$129,104,349	$44,817,592

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$59,827,698	$129,104,349	$44,817,592
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	6,206,294	13,136,711	4,432,836
Net asset value, offering and redemption price per share (Note 2)	$9.64	$9.83	$10.11

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST Statements of Operations For the Six Months Ended February 28, 2018 (Unaudited)
	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
INVESTMENT INCOME
Interest	$1,018,878	$1,674,375	$1,429,835
Dividends	9,733	14,637	6,928
TOTAL INCOME	1,028,611	1,689,012	1,436,763

EXPENSES
Investment advisory fees (Note 4)	157,421	225,232	178,468
Administration fees (Note 4)	31,505	64,389	23,812
Pricing costs	19,691	28,042	9,419
Fund accounting fees (Note 4)	18,150	21,439	17,128
Professional fees	18,136	18,136	18,136
Custodian and bank service fees	11,358	17,601	6,433
Trustees’ fees and expenses (Note 4)	11,741	11,741	11,741
Registration and filing fees	9,275	14,004	7,877
Compliance service fees (Note 4)	10,000	10,000	10,000
Transfer agent fees (Note 4)	6,000	6,500	7,500
Reports to shareholders	2,008	2,359	2,025
Postage and supplies	988	1,162	1,113
Insurance expense	745	978	652
Other expenses	2,393	3,031	3,020
TOTAL EXPENSES	299,411	424,614	297,324
Less fee reductions by the Adviser (Note 4)	(110,506)	(38,502)	(71,264)
NET EXPENSES	188,905	386,112	226,060

NET INVESTMENT INCOME	839,706	1,302,900	1,210,703

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	61,865	(24,869)	282,028
Net change in unrealized appreciation (depreciation) on investments	(1,579,041)	(1,572,400)	(736,766)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,517,176)	(1,597,269)	(454,738)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(677,470)	$(294,369)	$755,965

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND Statements of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
FROM OPERATIONS
Net investment income	$839,706	$1,616,142
Net realized gains from investment transactions	61,865	296,998
Net change in unrealized appreciation (depreciation) on investments	(1,579,041)	(368,822)
Net increase (decrease) in net assets from operations	(677,470)	1,544,318

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	(905,709)	(1,802,026)
From net realized gains on investments, Institutional Shares	(149,981)	(159,909)
Decrease in net assets from distributions to shareholders	(1,055,690)	(1,961,935)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	7,500,474	12,892,841
Reinvestments of distributions to shareholders	632,628	1,230,792
Payments for shares redeemed	(9,372,564)	(17,774,260)
Net decrease in net assets from capital share transactions	(1,239,462)	(3,650,627)

TOTAL DECREASE IN NET ASSETS	(2,972,622)	(4,068,244)

NET ASSETS
Beginning of period	62,800,320	66,868,564
End of period	$59,827,698	$62,800,320

ACCUMULATED NET INVESTMENT INCOME	$6,740	$9,697

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	762,893	1,317,069
Shares issued in reinvestment of distributions to shareholders	64,659	125,500
Shares redeemed	(960,764)	(1,812,819)
Net decrease in shares outstanding	(133,212)	(370,250)
Shares outstanding, beginning of period	6,339,506	6,709,756
Shares outstanding, end of period	6,206,294	6,339,506

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND Statements of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
FROM OPERATIONS
Net investment income	$1,302,900	$2,329,485
Net realized gains (losses) from investment transactions	(24,869)	164,405
Net change in unrealized appreciation (depreciation) on investments	(1,572,400)	116,577
Net increase (decrease) in net assets from operations	(294,369)	2,610,467

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	(1,532,703)	(2,957,592)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	27,889,045	74,776,197
Reinvestments of distributions to shareholders	1,032,975	2,150,985
Payments for shares redeemed	(25,643,660)	(88,674,857)
Net increase (decrease) in net assets from capital share transactions	3,278,360	(11,747,675)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,451,288	(12,094,800)

NET ASSETS
Beginning of period	127,653,061	139,747,861
End of period	$129,104,349	$127,653,061

ACCUMULATED NET INVESTMENT INCOME	$11,210	$18,806

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	2,813,604	7,507,593
Shares issued in reinvestment of distributions to shareholders	104,398	216,106
Shares redeemed	(2,588,782)	(8,900,648)
Net increase (decrease) in shares outstanding	329,220	(1,176,949)
Shares outstanding, beginning of period	12,807,491	13,984,440
Shares outstanding, end of period	13,136,711	12,807,491

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Statements of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
FROM OPERATIONS
Net investment income	$1,210,703	$2,380,378
Net realized gains from investment transactions	282,028	936,330
Net change in unrealized appreciation (depreciation) on investments	(736,766)	124,812
Net increase in net assets from operations	755,965	3,441,520

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	(1,215,930)	(2,388,642)
From net realized gains on investments, Institutional Shares	(315,715)	—
Decrease in net assets from distributions to shareholders	(1,531,645)	(2,388,642)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	9,993,815	13,402,244
Reinvestments of distributions to shareholders	1,005,945	1,523,074
Payments for shares redeemed	(10,303,846)	(13,615,688)
Net increase in net assets from capital share transactions	695,914	1,309,630

TOTAL INCREASE (DECREASE) IN NET ASSETS	(79,766)	2,362,508

NET ASSETS
Beginning of period	44,897,358	42,534,850
End of period	$44,817,592	$44,897,358

ACCUMULATED NET INVESTMENT INCOME	$6,117	$11,344

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	972,747	1,308,312
Shares issued in reinvestment of distributions to shareholders	98,457	149,245
Shares redeemed	(1,004,145)	(1,336,424)
Net increase in shares outstanding	67,059	121,133
Shares outstanding, beginning of period	4,365,777	4,244,644
Shares outstanding, end of period	4,432,836	4,365,777

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND INSTITUTIONAL SHARES Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended Feb. 28, 2018 (Unaudited)		Year Ended Aug. 31, 2017		Year Ended Aug. 31, 2016	Year Ended Aug. 31, 2015	Year Ended Aug. 31, 2014	Period Ended Aug. 31, 2013 (a)
Net asset value at beginning of period	$9.91		$9.97		$9.76	$9.93	$9.66	$10.00

Income (loss) from investment operations:
Net investment income	0.13		0.25		0.25	0.24	0.23	0.17
Net realized and unrealized gains (losses) on investments	(0.24)		(0.00	)(b)	0.25	(0.07)	0.39	(0.28)
Total from investment operations	(0.11)		0.25		0.50	0.17	0.62	(0.11)

Less distributions:
From net investment income	(0.14)		(0.28)		(0.27)	(0.27)	(0.26)	(0.23)
From net realized gains on investments	(0.02)		(0.03)		(0.02)	(0.07)	(0.09)	—
Total distributions	(0.16)		(0.31)		(0.29)	(0.34)	(0.35)	(0.23)

Net asset value at end of period	$9.64		$9.91		$9.97	$9.76	$9.93	$9.66

Total return (c)	(1.09	%)(d)	2.51%		5.25%	1.74%	6.58%	(1.08	%)(d)

Net assets at end of period (000’s)	$59,828		$62,800		$66,869	$64,171	$64,565	$58,309

Ratio of total expenses to average net assets (e)	0.95	%(f)	0.95%		0.93%	0.92%	0.95%	1.07	%(f)

Ratio of net expenses to average net assets	0.60	%(f)	0.60%		0.60%	0.60%	0.60%	0.60	%(f)

Ratio of net investment income to average net assets	2.67	%(f)	2.53%		2.51%	2.40%	2.30%	1.86	%(f)

Portfolio turnover rate	23	%(d)	37%		38%	129%	421%	340	%(d)

(a)	Represents the period from the commencement of operations (November 1, 2012) through August 31, 2013.
(b)	Rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees, the total returns would have been lower.

(d)	Not annualized.
(e)	Ratios were determined based on expenses prior to any fee reductions by the Adviser (Note 4).
(f)	Annualized.
See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND INSTITUTIONAL SHARES Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended Feb. 28, 2018 (Unaudited)		Year Ended Aug. 31, 2017	Year Ended Aug. 31, 2016	Year Ended Aug. 31, 2015	Year Ended Aug. 31, 2014	Period Ended Aug. 31, 2013(a)
Net asset value at beginning of period	$9.97		$9.99	$9.98	$10.07	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.10		0.18	0.20	0.19	0.18	0.05
Net realized and unrealized gains (losses) on investments	(0.12)		0.03	0.03	(0.06)	0.19	(0.11)
Total from investment operations	(0.02)		0.21	0.23	0.13	0.37	(0.06)

Less distributions:
From net investment income	(0.12)		(0.23)	(0.22)	(0.21)	(0.19)	(0.05)
From net realized gains on investments	—		—	—	(0.01)	—	—
Total distributions	(0.12)		(0.23)	(0.22)	(0.22)	(0.19)	(0.05)

Net asset value at end of period	$9.83		$9.97	$9.99	$9.98	$10.07	$9.89

Total return (b)	(0.23	%)(c)	2.15%	2.35%	1.39%	3.77%	(0.58	%)(c)

Net assets at end of period (000’s)	$129,104		$127,653	$139,748	$74,999	$63,322	$23,699

Ratio of total expenses to average net assets (d)	0.66	%(e)	0.66%	0.71%	0.75%	0.89%	1.26	%(e)

Ratio of net expenses to average net assets	0.60	%(e)	0.60%	0.60%	0.60%	0.60%	0.60	%(e)

Ratio of net investment income to average net assets	2.02	%(e)	1.82%	1.96%	1.89%	1.81%	1.64	%(e)

Portfolio turnover rate	26	%(c)	55%	45%	63%	61%	19	%(c)

(a)	Represents the period from the commencement of operations (April 26, 2013) through August 31, 2013.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees and/or reimbursed expenses, the total returns would have been lower.

(c)	Not annualized.
(d)	Ratios were determined based on expenses prior to any fee reductions and/or expense reimbursements by the Adviser (Note 4).
(e)	Annualized.
See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND INSTITUTIONAL SHARES Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended Feb. 28, 2018 (Unaudited)		Year Ended Aug. 31, 2017	Period Ended Aug. 31, 2016(a)
Net asset value at beginning of period	$10.28		$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.26		0.58	0.49
Net realized and unrealized gains (losses) on investments	(0.10)		0.26	0.02
Total from investment operations	0.16		0.84	0.51

Less distributions:
From net investment income	(0.26)		(0.58)	(0.49)
From net realized gains on investments	(0.07)		—	(0.00	)(b)
Total distributions	(0.33)		(0.58)	(0.49)

Net asset value at end of period	$10.11		$10.28	$10.02

Total return (c)	1.59	%(d)	8.63%	5.40	%(d)

Net assets at end of period (000’s)	$44,818		$44,897	$42,535

Ratio of total expenses to average net assets (e)	1.25	%(f)	1.29%	1.23	%(f)

Ratio of net expenses to average net assets	0.95	%(f)	0.95%	0.95	%(f)

Ratio of net investment income to average net assets	5.09	%(f)	5.69%	5.94	%(f)

Portfolio turnover rate	41	%(d)	108%	103	%(d)

(a)	Represents the period from the commencement of operations (October 1, 2015) through August 31, 2016.
(b)	Rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees, the total returns would have been lower.

(d)	Not annualized.
(e)	Ratios were determined based on expenses prior to any fee reductions by the Adviser (Note 4).
(f)	Annualized.
See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements
February 28, 2018 (Unaudited)

1. Organization

First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a diversified series of The First Western Funds Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 2, 2012.

The investment objective of First Western Fixed Income Fund is total return. The investment objective of First Western Short Duration Bond Fund is to seek a high level of income consistent with preservation of capital and liquidity. The investment objective of First Western Short Duration High Yield Credit Fund is to seek a high level of income and capital appreciation.

Each Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of each Fund are not currently offered. When both classes of each Fund are offered, each share class will represent an ownership interest in the corresponding Fund’s investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

New Accounting Pronouncement – In March, 2017, FASB issued Accounting Standards Update No. 2017-08 - Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (the “ASU”). The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this update.

Securities valuation – Securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the “Adviser”) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board. Investments in registered investment companies are reported at their respective net asset values (“NAVs”) as reported by those companies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2018:

First Western Fixed Income Fund

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$3,598,033	$—	$3,598,033
U.S. Government Agency Obligations	—	1,879,752	—	1,879,752
Mortgage-Backed Securities	—	24,611,013	—	24,611,013
Municipal Bonds	—	1,597,356	—	1,597,356
Asset-Backed Securities	—	585,876	—	585,876
Corporate Bonds	—	26,340,865	—	26,340,865
Money Market Funds	1,077,151	—	—	1,077,151
Total	$1,077,151	$58,612,895	$—	$59,690,046

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

First Western Short Duration Bond Fund

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$838,744	$—	$838,744
Mortgage-Backed Securities	—	57,307,755	—	57,307,755
Municipal Bonds	—	4,505,369	—	4,505,369
Asset-Backed Securities	—	1,323,104	—	1,323,104
Corporate Bonds	—	61,453,271	—	61,453,271
Money Market Funds	4,138,498	—	—	4,138,498
Total	$4,138,498	$125,428,243	$—	$129,566,741

First Western Short Duration High Yield Credit Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$43,466,710	$—	$43,466,710
Money Market Funds	686,829	—	—	686,829
Total	$686,829	$43,466,710	$—	$44,153,539

As of February 28, 2018, the Funds did not have any transfers into or out of any Level. In addition, the Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2018. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Common expenses – Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended February 28, 2018 and August 31, 2017 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
First Western Fixed Income Fund:
February 28, 2018	$1,019,510	$36,180	$1,055,690
August 31, 2017	$1,911,832	$50,103	$1,961,935

First Western Short Duration Bond Fund:
February 28, 2018	$1,532,703	$—	$1,532,703
August 31, 2017	$2,957,592	$—	$2,957,592

First Western Short Duration High Yield Credit Fund:
February 28, 2018	$1,355,838	$175,807	$1,531,645
August 31, 2017	$2,388,642	$—	$2,388,642

On March 29, 2018, First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund paid net investment income dividends of $0.0222, $0.0188 and $0.0400 per share, respectively, to shareholders of record on March 28, 2018.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of February 28, 2018:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Tax cost of portfolio investments	$60,145,230	$130,681,066	$44,130,422
Gross unrealized appreciation	$496,859	$300,725	$594,890
Gross unrealized depreciation	(952,043)	(1,415,050)	(571,773)
Net unrealized appreciation (depreciation) on investments	(455,184)	(1,114,325)	23,117
Undistributed ordinary income	67,437	100,411	69,862
Capital loss carryforwards	—	(754,318)	—
Other gains (losses)	(29,043)	(247,076)	257,615
Distributions payable	(60,697)	(89,201)	(63,745)
Accumulated earnings (deficit)	$(477,487)	$(2,104,509)	$286,849

The difference in undistributed ordinary income for tax and financial statement purposes and the difference in undistributed net realized capital gains for tax and financial statement purposes are due to the differing tax treatments of net short-term capital gains and the timing of tax deductions for distributions payable as of February 28, 2018. The difference between the federal income tax cost of portfolio investments and the financial statement cost for First Western Short Duration Bond Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. This “book/tax” difference is temporary in nature and is primarily due to the tax deferral of losses on wash sales.

As of August 31, 2017, First Western Short Duration Bond Fund had capital loss carryforwards for federal income tax purposes of $754,318, of which $372,271 is short-term and $382,047 is long-term. These capital loss carryforwards may be carried forward indefinitely and are available to offset net realized capital gains in the current and future years, thereby reducing future taxable capital gain distributions.

For the six months ended February 28, 2018, First Western Fixed Income Fund and First Western Short Duration Bond Fund reclassified $63,046 and $222,207, respectively, of accumulated net investment income against accumulated net realized gains (losses) from investments on the Statements of Assets and Liabilities due to permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP. These differences are due to the tax treatment of paydown adjustments. Such reclassifications had no effect on each Fund’s net assets or NAV per share.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (tax years ended August 31, 2014 through August 31, 2017, if applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 28, 2018, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Purchases of investment securities	$14,057,757	$36,561,958	$19,381,601
Proceeds from sales and maturities of investment securities	$13,615,560	$31,363,917	$18,566,025

During the six months ended February 28, 2018, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Purchases of U.S. government long-term securities	$—	$—	$—
Proceeds from sales and maturities of U.S. government securities	$1,357,491	$1,637,563	$—

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

The Adviser is a wholly-owned subsidiary of First Western Financial, Inc., a privately held financial services company.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

Under the terms of an Investment Advisory Agreement between the Trust and the Adviser, First Western Fixed Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net assets. Under the terms of a separate Investment Advisory Agreement between the Trust and the Adviser, First Western Short Duration Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.35% of its average daily net assets. Under the terms of a separate Investment Advisory Agreement between the Trust and the Adviser, First Western Short Duration High Yield Credit Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Adviser has contractually agreed until January 1, 2019 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% of the average daily net assets allocable to Institutional Shares of each of First Western Fixed Income Fund and First Western Short Duration Bond Fund and to 0.95% of the average daily net assets allocable to Institutional Shares of First Western Short Duration High Yield Credit Fund. During the six months ended February 28, 2018, the Adviser reduced its advisory fees by $110,506, $38,502 and $71,264 with respect to First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund, respectively.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause a Fund’s ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to exceed the agreed upon expense limitations. As of February 28, 2018, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $665,763, $282,038 and $314,506 with respect to First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund, respectively. The Adviser may recover these amounts no later than the dates stated below:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
August 31, 2018	$107,846	$51,947	$—
August 31, 2019	223,236	109,933	99,291
August 31, 2020	224,175	81,656	143,951
February 28, 2021	110,506	38,502	71,264
	$665,763	$282,038	$314,506

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

Certain officers and a Trustee of the Trust are also officers of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (“UFD”) serves as principal underwriter and exclusive agent for the distribution of shares of the Funds. UFD is a wholly-owned subsidiary of Ultimus. UFD is compensated by the Adviser (not the Funds) for its services to the Trust.

Certain officers of the Trust are also officers of Ultimus or UFD.

TRUSTEES’ COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust an annual fee of $30,000, payable quarterly, plus reimbursement of travel and other expenses incurred in attending meetings. Trustees who are affiliated with the Adviser do not receive compensation from the Trust.

PRINCIPAL HOLDERS OF FUND SHARES

As of February 28, 2018, the following shareholders owned of record 5% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNER	% Ownership
First Western Fixed Income Fund
Mitra & Company (for the benefit of its customers)	53%
Maril & Company (for the beneift of its customers)	41%

First Western Short Duration Bond Fund
Mitra & Company (for the benefit of its customers)	59%
Maril & Company (for the beneift of its customers)	33%

First Western Short Duration High Yield Credit Fund
National Financial Services, LLC (for the benefit of its customers)	96%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Bank Line of Credit

First Western Fixed Income Fund and First Western Short Duration Bond Fund each have an uncommitted $3,500,000 senior secured line of credit with its custodian bank which expires on December 13, 2018. First Western Short Duration High Yield Credit Fund has an uncommitted $3,000,000 senior secured line of credit with its custodian bank which expires on December 13, 2018. All securities held in each Fund are pledged as collateral for their respective line of credit. Borrowings under these arrangements bear interest at a rate per annum equal to the bank’s Prime Rate at the time of borrowing. During the six months ended February 28, 2018, none of the Funds borrowed under its line of credit.

7. Risks Associated with Mortgage-Backed Securities

First Western Fixed Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities. This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in mortgage-backed securities, the Funds will be subject to the risks associated with these securities to a greater

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

degree than a fund that does not concentrate in mortgage-backed securities. As of February 28, 2018, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 41.1% and 44.4%, respectively, of the value of their net assets invested in mortgage-backed securities.

8. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” bonds.

9. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of February 28, 2018, First Western Short Duration High Yield Credit Fund had 47.5% of the value of its net assets invested in Rule 144A securities.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the payment of net investment income dividends on March 29, 2018, as disclosed in Note 2.

FIRST WESTERN FUNDS TRUST

About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2017) and held until the end of the period (February 28, 2018).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

FIRST WESTERN FUNDS TRUST

About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Net Expense Ratio(a)	Expenses Paid During Period(b)
First Western Fixed Income Fund
Based on Actual Fund Return	$1,000.00	$989.10	0.60%	$2.96
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

First Western Short Duration Bond Fund
Based on Actual Fund Return	$1,000.00	$997.70	0.60%	$2.97
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

First Western Fixed Short Duration High Yield Credit Fund
Based on Actual Fund Return	$1,000.00	$1,015.90	0.95%	$4.75
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

(a)	Annualized, based on the Fund's most recent one-half year expenses.
(b)	Expenses are equal to the Funds’ annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FIRST WESTERN FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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FIRST WESTERN FUNDS TRUST

Investment Adviser

First Western Capital
Management Company
1900 Avenue of the Stars
Suite 900
Los Angeles, CA 90067

Administrator

Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-292-6775

Legal Counsel

Sullivan & Worcester LLP
1666 K Street, NW
Washington, D.C. 20006

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Board of Trustees

Debbie Silversmith
Debra L. McGinty-Poteet
E. Keith Wirtz

Executive Officers

John Sawyer, President, Principal Executive Officer
Robert G. Dorsey, Vice President
Theresa M. Bridge, Treasurer
Lené Simnioniew, Secretary
Martin R. Dean, Chief Compliance Officer

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Western Funds Trust

By (Signature and Title)*		/s/ John E. Sawyer
John E. Sawyer, President and Principal Executive Officer

Date	May 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John E. Sawyer
John E. Sawyer, President and Principal Executive Officer

Date	May 8, 2018

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Accounting Officer

Date	May 8, 2018

*	Print the name and title of each signing officer under his or her signature.